Shareholder Report, Holdings (Details) - Adasina Social Justice All Cap Global ETF	Feb. 28, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
International Business MachinesÂ Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hydro One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Merck & Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.50%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Japan 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%